FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate swap derivative instruments
Fair value measurements
Liabilities	₽ (390)	₽ (531)
Cross-currency interest rate swap
Fair value measurements
Liabilities	(274)
Deliverable currency forward agreement
Fair value measurements
Liabilities		(142)
Liabilities under put option agreements
Fair value measurements
Liabilities	(2,012)	(2,243)
Level 1 | Sistema International Funding S.A. Bonds due in 2019
Fair value measurements
Assets	57	65
Level 2 | Derivative financial instruments
Fair value measurements
Liabilities	(664)	(673)
Level 2 | Derivative financial instruments
Fair value measurements
Assets	8,403	13,632
Level 2 | Cross-currency interest rate swap
Fair value measurements
Assets	8,403	13,632
Level 2 | Assets in Sistema-Capital trust management
Fair value measurements
Assets	9,600	3,721
Level 3
Fair value measurements
Net realized gains (loss)	120	199	₽ 1,014
Unrealized gains or losses	0	0	₽ 0
Level 3 | Liabilities under option agreement
Fair value measurements
Liabilities	(2,424)	(2,243)
Level 3 | Contingent consideration
Fair value measurements
Liabilities	₽ (180)	₽ (3)